Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of PBO (Parenthetical) (Detail) (Change in Projected Benefit Obligation [Member], Pension Plans [Member])	12 Months Ended
Dec. 31, 2014
Change in Projected Benefit Obligation [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.00%
Salary growth	1.00%
Staff turnover rate	3.00%